OTHER (EXPENSE) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income Expense [Abstract]
Change in fair value of foreign exchange contracts	$ 70,030	$ (62,727)
Change in fair value of gold contracts	(88,599)	(39,974)
Change in fair value of Greenstone Contingent Consideration	(49,149)	(23,246)
Change in fair value of 2025 Convertible Notes conversion option	(29,397)	0
Change in fair value of Equinox Gold Warrants	(31,378)	0
Foreign exchange loss	(6,075)	(4,324)
Change in fair value of Bear Creek Convertible Note	(10,344)	3,894
Gains on modification of debt	13,042	5,383
Gain on remeasurement of previously held interest in Greenstone	0	579,816
Other (expense) income	(760)	7,015
Other (expense) income	$ (132,630)	$ 465,837